Inventories	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
INVENTORIES

Note 5 – INVENTORIES

At December 31, 2019 and 2018, inventories consisted of the following:

	December 31, 2019	December 31, 2018
Raw materials	$4,828,273	$5,029,535
Work in process	8,742,220	8,586,643
Finished goods	144,876	146,781
	13,715,369	13,762,959
Less: write-down of inventories	-	-
Inventories	$13,715,369	$13,762,959

During the year ended December 31, 2019 and 2018, inventories in the amount of $2,791,339 and $1,566,314 were transferred into properties and equipment as the Company changed the use of the inventories into productive assets, respectively.